Business combinations	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Business combinations

5	Business combinations

5.1 Acquisition in 2023

The fair values of the identifiable assets acquired and liabilities assumed as of acquisition date were:

Assets	DelRey
Cash and cash and equivalents	7,804
Trade receivables	33,741
Inventories	139
Recoverable taxes	589
Other assets	8,563
Property and equipment	24,980
Right-of-use assets	65,408
Intangible assets	728,777
870,001
Liabilities
Trade payables	12,253
Lease liabilities	65,408
Labor and social obligations	6,252
Taxes and contributions payable	2,282
Advances from customers	38,327
Provision for legal proceedings	152
Other liabilities	4,189
128,863
Total identifiable net assets at fair value	741,138

Goodwill arising on acquisition	75,098
Purchase consideration transferred	816,236
Cash paid	575,000
Consideration to be transferred	234,000
Digital solutions (i)	7,236
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	12,332
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	567,196
Net of cash flow on acquisition	579,528

(i)	The total consideration transferred included the obligation to offer digital solutions, especially from Medcel, Pebmed and Medical Harbour, through access (free-of-charge) to medical students of other medical schools held by the selling shareholders, not subject to this acquisition, from 2023 to 2030. This purchase consideration was measured using assumptions such as numbers of approved medical seats, current digital solutions prices, inflation and present value discount rates. The balances of such consideration are classified as other liabilities on the statement of financial position.

(a) Acquisition of DelRey

On January 2, 2023, Afya Brazil acquired 100% of the share capital of DelRey. The original aggregate purchase price of R$832,236 was adjusted by R$16,000, in favor of the Company, to R$816,236 comprised by: i) R$809,000 of which R$575,000 was paid in cash on the transaction closing date, and R$234,000 is payable in cash in three annual installments, respectively, of R$134,000 in January 2024, R$50,000 in January 2025 and R$50,000 in January 2026, adjusted by the SELIC rate; and ii) offer of AFYA’s digital solutions free of charge until December 31, 2030, for students of medicine of universities owned by the sellers which are not part of the transaction. The fair value of this service was estimated at R$7,236 at the acquisition date. There are 84 additional seats still pending approval which, if approved by MEC, will result in a potential additional payment of up to R$105,000. Given the future event that will trigger the potential payout is not under the Company’s control, the probability of such payout cannot be reliably estimated and accordingly the contingent consideration was not measured at the acquisition date. Should the additional seats be approved, it will result in additional licenses, which will be measured accordingly if and when approved.

DelRey is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses, in the States of Alagoas and Pernambuco. The acquisition contributes 340 medical school seats to Afya. With the acquisition, Afya further consolidates its presence in the Brazilian Northeast, entering a new State in the region.

The acquisition of DelRey was accounted for under IFRS 3 - Business Combinations.

Transaction costs to date amount to R$12,332 and were expensed and are included in selling, general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired is substantially the same as its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to the Undergrad segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

The Company engaged an independent valuation specialist to assist Management to assess the fair value of the assets acquired and liabilities assumed at date of acquisition. The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

The valuation technique for property and equipment consists of determining the fair value of an asset by using methodologies like replacement costs and market value.

DelRey has contributed R$240,107 of revenue and R$82,147 of income before income taxes to the Company in 2023.

5.2 Acquisitions in 2022

The fair values of the identifiable assets acquired and liabilities assumed as of acquisition date were:

Assets	Além da Medicina	CardioPapers	Glic
Cash and cash and equivalents	298	3,648	151
Trade receivables	1,705	1,350	94
Other assets	266	1	36
Property and equipment	37	43	-
Intangible assets	20,299	28,655	15,395
	22,605	33,697	15,676
Liabilities
Trade payables	705	1,703	1
Labor and social obligations	79	60	-
Taxes and contributions payable	1,182	352	91
Advances from customers	6,185	3,893	-
Other liabilities	-	-	574
	8,151	6,008	666
Total identifiable net assets at fair value	14,454	27,689	15,010

Goodwill arising on acquisition	12,335	14,324	15,587
Purchase consideration transferred	26,789	42,013	30,597
Cash paid	14,952	34,924	21,602
Contingent consideration	11,074	7,422	8,995
Consideration to be transferred (Price adjustment)	763	(333)	-
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	227	274	222
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	14,654	31,276	21,451
Net of cash flow on acquisition	14,881	31,550	21,673

(a) Acquisition of Além da Medicina

On March 4, 2022, Afya Brazil acquired 100% of the share capital of BMV Atividades Médicas Ltda. (“Além da Medicina”). The aggregate purchase price of R$26,789 is comprised by: i) R$14,952 paid in cash on the transaction closing date; ii) an earn-out (“contingent consideration”) of up to R$19,200 is payable in connection with revenue target achievements for 2023 and 2024; and iii) price adjustment related to net debt of R$763 in favor of selling shareholders. The contingent consideration of R$11,074 is based on the present value of the obligation considering the facts and circumstances at the acquisition date. See Note 13.2.3 for further details of the earn-out amounts as of December 31, 2022.

Além da Medicina is a medical content online platform for physicians and medical students that provides educational tools besides technical medical content that can assist them throughout their careers. Its contents include mentoring for residency, soft skills and finance, accounting, and investment basics for physicians.

The acquisition of Além da Medicina was accounted for under IFRS 3 - Business Combinations.

Transaction costs to date amount to R$227 and were expensed and are included in selling, general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Educational content

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Além da Medicina has contributed R$12,859 of revenue and R$1,448 of income before income taxes to the Company in 2022. Should the acquisition had taken place at the beginning of the year, revenue for the year ended December 31, 2022 would have been increased by R$2,529 and income before income taxes would have been increased by R$867.

(b) Acquisition of CardioPapers

On April 5, 2022, Afya Brazil acquired 100% of the share capital of Cardiopapers Soluções Digitais Ltda. (“CardioPapers”). The aggregate purchase price of R$42,013 is comprised by: i) R$34,924 paid in cash on the transaction closing date; ii) an earn-out (“contingent consideration”) of up of R$15,000 is payable in connection with revenue target achievements for 2023 and 2024 and other goals; and iii) price adjustment related to net debt of R$333 in favor of Afya Brazil. The contingent consideration of R$7,422 is based on the present value of the obligation considering the facts and circumstances at the acquisition date. See Note 13.2.3 for further details of the earn-out amounts as of December 31, 2022.

CardioPapers is the main medical content and education platform in the Cardiology field, offering courses and books developed by physicians and for physicians, covering all phases of the medical career, aligned with Afya’s overall business strategy.

The acquisition of CardioPapers was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$274 and were expensed and are included in selling, general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Educational content

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Copyrights

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

CardioPapers has contributed R$9,934 of revenue and R$2,352 of income before income taxes to the Company in 2022. Should the acquisition had taken place at the beginning of the year, revenue for the year ended December 31, 2022 would have been increased by R$2,117 and income before income taxes would have been decreased by R$2,041.

(c) Acquisition of Glic

On May 23, 2022, Afya Brazil acquired 100% of the share capital of Quasar Telemedicina Desenvolvimento de Sistemas Computacionais Ltda. (“Glic”). The aggregate purchase price of R$30,597 is comprised by: i) R$21,602 paid in cash on the transaction closing date and ii) an earn-out (“contingent consideration”) of up of R$12,000 is payable in connection with revenue target achievements for 2023 and 2024 and product development goals. The contingent consideration of R$8,995 is based on the present value of the obligation considering the facts and circumstances at the acquisition date. See Note 13.2.3 for further details of the earn-out amounts as of December 31, 2022.

Glic is a free diabetes care and management app solution for physicians and patients that uses technology to improve diabetes education and daily routine practices, connecting users, devices and healthcare providers.

The acquisition of Glic was accounted for under IFRS 3 - Business Combinations.

Transaction costs to date amount to R$222 and were expensed and are included in selling, general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Digital Services segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Glic has contributed R$389 of revenue and R$1,539 of losses before income taxes to the Company in 2022. Should the acquisition had taken place at the beginning of the year, revenue for the year ended December 31, 2022 would have been increased by R$173 and income before income taxes would have been decreased by R$700.